Segment reconciliation - Non-current assets by geographical area (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States of America (USA) [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	€ 3,441	€ 4,194	€ 3,953
Americas other than USA [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	3,454	8,374	62
Belgium [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	62,810	49,426	48,873
Germany [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	58,305	57,918	56,096
Poland [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	13,437	15,506	16,206
Rest of Europe [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	9,087	10,410	10,125
Asia-Pacific [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	2,052	2,658	1,039
All countries [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	€ 152,586	€ 148,486	€ 136,354